TRADE ACCOUNTS RECEIVABLE - Summary of Aging of Trade Accounts Receivable, Net of Allowance for Doubtful Accounts (Details) - Trade receivables € in Millions, $ in Millions	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 EUR (€)
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		$ 1,669	€ 1,655
Not past due
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	€ 1,560		1,483
Past due 1 - 30 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	54		112
Past due 31 - 60 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5		8
Past due 61 - 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	8		11
Past due 91 - 120 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4		11
Past due 121 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	€ 38		€ 30